Currency conversion - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
US dollar to Pound sterling [member]
Statement [Line Items]
Average exchange rate	1.39	1.26
Closing exchange rate	1.38		1.37
Euro to Pound sterling [member]
Statement [Line Items]
Average exchange rate	1.15	1.14
Closing exchange rate	1.16		1.12